Average Annual Total Returns - Delaware Tax-Free Minnesota Intermediate Fund	Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Bloomberg 3-15 Year Blend Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	0.93%	3.79%	3.26%	(1.55%)	2.40%	2.42%	(1.55%)	2.38%	2.41%	(0.13%)	2.42%	2.49%	(0.50%)	2.12%	1.84%	1.51%	3.15%	3.18%	Dec. 31, 2013